ORDINARY SHARES (Details) - USD ($)									1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 27, 2015	Sep. 07, 2015	Jun. 08, 2015	Jun. 05, 2015	Apr. 27, 2015	Apr. 08, 2015	Feb. 29, 2012	Apr. 03, 2011	Jul. 05, 2011	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ORDINARY SHARES [Line Items]
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost											$ 40,294,600
IPO related cost											2,125,372	$ 874,628
Amount of Mr. Xu's indebtness converted into ordinary shares											69,353,223
Total purchase price											376,964,937
Shares issued pursuant to supplemental agreement											$ 15,000,000
Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued upon the exercise of their share options										6,866,280
Common shares remain for future issuance										31,496,832	31,496,832
JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration			741,422,780	741,422,780
Stock Issued During Period Shares Acquisitions Subject To Lock Up Period				311,842,983
Mr. Xu [Member]
ORDINARY SHARES [Line Items]
Additional subscription amount		27,000,000
Stock Issued During Period, Shares, Other		27,000,000
Mr. Xu [Member] | JMU [Member]
ORDINARY SHARES [Line Items]
Ordinary shares issued for consideration			72,000,000
Additional subscription amount		27,000,000
Purchase price (in dollars per share)			$ 0.5556
Total purchase price			$ 40,000,000
Shares issued pursuant to supplemental agreement		$ 15,000,000
Stock Issued During Period, Shares, Other		27,000,000
Ordinary shares [Member]
ORDINARY SHARES [Line Items]
Shares issued											75,960,000
Total proceeds from issuance of ordinary shares upon IPO, after deducting the IPO related cost						$ 37,294,600
IPO related cost						3,000,000
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO											164,740,336
Amount of Mr. Xu's indebtness converted into ordinary shares						$ 69,400,000					$ 1,248
Ordinary shares issued upon conversion of Mr. Xu's debt						124,835,802					124,835,802
Ordinary shares issued for consideration											741,422,780
Additional subscription amount											27,000,000
Total purchase price											$ 7,414
Shares issued pursuant to supplemental agreement											$ 270
Stock Issued During Period, Shares, Other											27,000,000
Ordinary shares issued upon the exercise of their share options											6,866,280
Ordinary shares [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	38,363,112
Ordinary shares [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued						72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					3,960,000
ADS [Member] | Employees and former employees [Member]
ORDINARY SHARES [Line Items]
Shares issued and transferred to depositary bank	2,131,284
ADS [Member] | IPO [Member]
ORDINARY SHARES [Line Items]
Shares issued						4,000,000
Price per share						$ 10
ADS [Member] | Over-allotment option [Member]
ORDINARY SHARES [Line Items]
Shares issued					220,000
Price per share					$ 10
Series A-1 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost								$ 18,072
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						12,202,988
Series A-2 Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost									$ 192,149
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						122,029,877
Series B Preferred Shares [Member]
ORDINARY SHARES [Line Items]
IPO related cost							$ 31,153
Ordinary shares issued upon automatic conversion of preferred shares, upon the completion of the IPO						30,507,471